Subsequent Events (Details) $ / shares in Units, ¥ in Millions	1 Months Ended			12 Months Ended
	Apr. 02, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 18, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Subsequent Events (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0005		$ 0.0005
Bank borrowing				$ 3,609,201	¥ 23
Bank loan repayment				$ 3,002,796	¥ 19
Total revenues				11.26%	11.26%	12.71%	14.26%
Attorney’s fees | $	$ 210,000
Subsequent event, description				Pursuant to the Tai He Agreements, Tai He agreed to invest a minimum of $35.0 million in the IPO subject to the Company making a $7.0 million refundable deposit (the “Refundable Deposit”) and advancing a $3.0 million service fee for investor relations and other services (together, the “Services”) payable to Tai He. The Company, its affiliates and individual Company shareholders paid the $7.0 million Refundable Deposit and $3.0 million service fee to Tai He in several installments from January 27, 2022 to March 11, 2022.	Pursuant to the Tai He Agreements, Tai He agreed to invest a minimum of $35.0 million in the IPO subject to the Company making a $7.0 million refundable deposit (the “Refundable Deposit”) and advancing a $3.0 million service fee for investor relations and other services (together, the “Services”) payable to Tai He. The Company, its affiliates and individual Company shareholders paid the $7.0 million Refundable Deposit and $3.0 million service fee to Tai He in several installments from January 27, 2022 to March 11, 2022.
Ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued and outstanding (in Shares) | shares				20,000,000		20,000,000	18,575,000	18,575,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Interest rate range				3.55%
Subsequent Event [Member] | IPO [Member]
Subsequent Events (Details) [Line Items]
Shares sold (in Shares) | shares			3,940,000
Price per share (in Dollars per share) | $ / shares			$ 10
Gross proceeds | $			$ 39,400,000
Expense | $			$ 34,576,000
Shares issued and outstanding (in Shares) | shares			23,940,000
Company deposited | $			$ 500,000
Subsequent Event [Member] | IPO [Member] | Ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0005
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Shares sold (in Shares) | shares			3,600,000
Additional share sold (in Shares) | shares			340,000
Yangzhou Huada Medical Equipment Co., Ltd.[Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Capital increase | $		$ 17,000,000